Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000202617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	9.41%	(3.71%)	(2.91%)
C000202616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Without Sales Load [Member] | C000202617
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	(2.88%)	(2.25%)
Without Sales Load [Member] | C000202616
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%	(2.63%)	(2.00%)
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	12.39%	(0.51%)	(0.85%)
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	12.39%	(0.51%)	(0.85%)